Discontinued Operation - Quinton Hazell - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2010	Feb. 02, 2010 Quinton Hazell [Member]	Dec. 31, 2012 Quinton Hazell [Member] Country
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net purchase price after working capital adjustment settlement	$ 11	$ 11
Number of manufacturing and distribution facilities in Europe			8